Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 568,704	$ 761,319	$ 478,520
Israel [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	129,976	281,174	272,668
United States [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	194,489	264,739	139,016
Spain [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	78,960	106,376
Germany [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	83,317	55,131	9,876
Holland [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	3,752	9,676	11,113
Austria [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	6,144	4,775	2,170
Other [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 72,066	$ 39,448	$ 43,677